Leases - Contractual Future Lease Payments to be Received (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Sales-type and direct finance leases, 2021	$ 4,288
Sales-type and direct finance leases, 2022	3,664
Sales-type and direct finance leases, 2023	2,816
Sales-type and direct finance leases, 2024	1,210
Sales-type and direct finance leases, 2025	307
Sales-type and direct finance leases, thereafter	496
Sales-type and direct finance leases, lease payments	12,781
Sales-type and direct finance leases, amounts representing interest	(891)
Sales-type and direct finance leases, lease receivables	11,890	$ 12,324
Operating leases, 2021	153
Operating leases, 2022	121
Operating leases, 2023	83
Operating leases, 2024	56
Operating leases, 2025	38
Operating leases, thereafter	17
Operating leases, lease payments	$ 468